Summary of Significant Accounting Policies - Additional Information (Detail)			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 27, 2020	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Product Information [Line Items]
Accounts Receivable, Credit Loss Expense (Reversal)						$ 100,000	$ 200,000
Property plant and equipment estimated useful lives						five years or the term of the lease, whichever is shorter
Impairment, long lived asset held for use						$ 0	0
Impairment of intangible assets						$ 0	0
Employer matching contribution percent of match						4.00%
Defined contribution plan cost						$ 900,000	$ 600,000
Antidilutive securities excluded from computation of earnings per share amount | shares			58,513	29,256		0	0
Percentage of tax benefit to be realized for recognition in the income statement						50.00%
COVID-19 [Member]
Product Information [Line Items]
Estimated number of personal computers laptops and wireless internet cards delivered to employees	14,000
Percentage of taxable income to offset by net operating loss carry forwards by CARES Act		100.00%
Other Income [Member]
Product Information [Line Items]
Realized and unrealized foreign currency losses						$ 3,500,000	$ 1,500,000
Selling, General and Administrative Expenses [Member]
Product Information [Line Items]
Advertising Expense						$ 1,300,000	$ 900,000
Leasehold Improvements [Member]
Product Information [Line Items]
Property plant and equipment estimated useful lives						shorter of five years or lease term
Leasehold Improvements [Member] | COVID-19 [Member]
Product Information [Line Items]
Property, Plant and Equipment, useful life						3 years
Leasehold Improvements [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member] | COVID-19 [Member]
Product Information [Line Items]
Increase in operating income due to change in estimate of useful life						$ 2,500,000
Increase in net income due to change in estimate of useful life						$ 1,900,000
Increase in earnings per share due to change in estimate of useful life | $ / shares						$ 0.21
Maximum [Member]
Product Information [Line Items]
Property, Plant and Equipment, useful life						5 years
Minimum [Member]
Product Information [Line Items]
Property, Plant and Equipment, useful life						3 years
Service Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Minimum [Member]
Product Information [Line Items]
Accounts receivable percentage			10.00%	10.00%		10.00%	10.00%